Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Note 3 — Accrued Expenses

The following summarizes the major components of the accrued expenses balance at December 31, 2013 and 2014.

	Year Ended December 31,
	2013	2014
Corporate legal fees	$138	$564
Audit, tax and filing services	454	189
Interest accrued	138	-
Taxes and Delaware fees	450	96
Board fees	-	45
Consulting equity instruments	-	40
Sublicense fees	125	125
Other miscellaneous	10	13
	$1,315	$1,072